UNITED STATES OF AMERICA SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 Form 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: 3/31/02 Check here if Amendment [ ]; Amendment Number: ___ This Amendment
(Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name: Bramwell Capital Management, Inc.
Address: 745 Fifth Avenue New York, NY 10051 Form 13 F File
Number: 28-5934 The institutional investment manager filing this report and the person By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager: Name:
Donald G. Allison Title: Executive Vice President Phone: 212-308-1296____________ Signature, Place, and Date of Signing:
Donald G. Allison New York, NY 05/14/02 [Signature] [City, State] [Date] Report Type (Check only one): [ ] 13F HOLDINGS REPORT [ ] 13F NOTICE. [X] 13F COMBINATION REPORT List of Other Managers Reporting for this Manager: NONE FORM 13F SUMMARY PAGE Report Summary: Number of Other Included
Managers: NONE Form 13F Information Table Entry Total: 75 Form 13F Table Value Total: __622,922
> FORM 13F INFORMATION TABLE Market Value SH/ PU INVST OTHER VOTING T/ MT AUTHORITY NAME TITLE OF Cusip 1,000 PRN CA
DSCRE MANAGE SOLE SHARED NON CLASS LL TN RS E 3M Co COM 88579Y 17,723 154,1 SH SOLE 94,00 60, 101 00 0 100 Adobe COM
00724F 403 10,00 SH SOLE 10,00 0 101 0 0 Advent COM 007974
8,815 149,0 SH SOLE 93,00 56, 108 00 0 000 Affili COM 008190
19,393 345,5 SH SOLE 212,0 133 Comp 100 00 00 ,50 0 AIG COM
026874 11,090 153,7 SH SOLE 96,53 57, 107 24 0 194 Amgen COM
031162 9,167 153,6 SH SOLE 89,50 64, 100 00 0 100 Analog COM
032654 8,603 191,0 SH SOLE 108,0 83, 105 00 00 000 Anthem
COM 03674B 7,547 131,1 SH SOLE 83,70 47, 104 00 0 400 Applie
COM 038222 6,778 124,9 SH SOLE 73,00 51, d M 105 00 0 900 A
DP COM 053015 6,031 103,5 SH SOLE 66,50 37, 103 00 0 000
Barnes COM 067774 6,381 205,9 SH SOLE 120,8 85, 109 00 00
100 Biome COM 090613 3,991 147,4 SH SOLE 101,5 45, 100 75 00
975 Blackr COM 09247X 3,804 85,30 SH SOLE 58,50 26, oc 101 0
0 800 Brinke COM 109641 7,477 230,7 SH SOLE 140,5 90, r 100
00 00 200 Cardin COM 14149Y 15,991 225,5 SH SOLE 134,7 90,
al 108 70 00 870 Schwab COM 808513 1,047 80,00 SH SOLE 80,00
0 105 0 0 Cheese COM 163072 11,374 308,2 SH SOLE 184,7 123 c
101 50 50 ,50 0 Citigr COM 172967 3,300 66,63 SH SOLE 25,83
40, oup 101 2 3 799 Colgat COM 194162 e 103 Comp Sci COM 205 15, 363 763 104 Costco COM 221 92 60K ,4 105 98 1, 19 0 0
Cross C COM 227 17S 48P ,1H 105 9, 10 70 0 Danahe COM 235
34S S 851 ,5H O 102 2, L 36 E 90 0 Dell COM 247 15S S 025
45H O 109 ,5 L 5, E 05 40 0 EDS COM 285 11S S1 661 07H O0
104 ,7 L5 2, E, 717 000 00 Eli Lilly COM 532 45S S2 457 ,5H
O1 108 2, L, 25 E5 900 00 Entravis COM 293 96S S42 82R 44H
O04 107 7, L,, 0 E00 000 000 Fedex COM 314 61S S64 28X ,0H
O53 106 39 L,, 3, E64 3000 000 0 Fifth Third COM 316 69S S53
773 ,4H O67 100 3, L,, 51 E74 0000 000 GameSt COM 364 63S
S30 66R 00H O0 101 6, L, 0 E0 00 00 Genente COM 368 61S S75
710 ,3H O39 406 62 L,, 6, E11 9200 000 0 GE COM 369 14S S21
604 64H O68 103 ,8 L26 8, E,, 0826 8000 000 Glaxo COM 377
71S S86 33W ,5H O46 105 11 L,, 2, E97 8605 500 0 GlobalSa
COM G39 51S S98 30E ,7H O62 101 89 L,, 6, E57 0200 000 0
Home De COM 437 13S S21 076 63H O03 102 ,8 L17 4, E,, 5532
7505 000 Illinois To COM 452 11S S95 308 04H O18 109 ,9 L,,
8, E42 2600 4000 0 Intel COM 458 13S S21 140 18H O25 100 ,1
L65 5, E,, 8000 6000 000 IBM COM 459 77S S42 200 ,3H O39 101
5, L,, 90 E28 2000 000 J & J COM 478 12S S11 160 77H O51 104
,2 L74 6, E,, 7183 3000 000 KLA Ten COM 482 61S S54 480 ,0H
O94 100 83 L,, 7, E31 6400 000 0 Kohl's COM 500 22S S11 255
09H O80 104 ,1 L65 7, E,, 4505 0000 000 Linear Tec COM 535
92S S18 678 ,0H O16 106 04 L8, 6, E,4 1950 000 00 Lowe's COM
548 13S S21 661 43H O03 107 ,4 L13 5, E,, 6954 5000 000 MKS
COM 553 31S S10 06N 40H O0 104 2, L, 0 E0 00 00 Medtronic
COM 585 13S S11 055 42H O93 106 ,8 L71 8, E,, 4303 2000 000
Microsoft COM 594 12S S19 918 43H O35 104 ,4 L9, 1, E,1 3430
7000 00 Molex COM 608 14S S21 554 35H O78 200 ,6 L42 9, E,,
7733 1082 440 Nabors COM 629 39S S44 568 ,2H O93 106 9, L,,
05 E05 8000 000 Novellus COM 670 61S S65 008 ,1H O70 101 38
L,, 9, E38 4100 000 0 OM Gr. COM 670 872 100 On Assign COM
682 1,4 159 32 108 Patterson COM 703 31 481 ,0 101 29 5, 75
0 0 Paychex COM 704 82S 326 82H 107 3, 2 5 0 Pfizer COM 717
13S S 081 59H O 103 ,7 L 8, E 08 90 0 Pier 1. COM 720 18S S
279 ,5H O 108 7, L 53 E 60 0 Robert Ha COM 770 93S S1 323
52H O9 103 1, L, 2 E5 00 00 State Str COM 857 24S S2 477 ,8H
O7 103 7, L, 08 E5 300 00 Stryker COM 863 61S S64 667 ,0H
O26 101 59 L,, 8, E56 2100 000 0 Target COM 876 71S S51 12E
,6H O90 106 15 L,6 5, E5, 4904 000 00 Tenet He COM 880 23S
S11 33G 00H O82 100 ,8 L62 6, E,, 9770 2505 000 Texas In COM
882 31S S54 508 ,0H O97 104 56 L,, 3, E08 5800 000 0 Tiffany
COM 886 13S S21 547 25H O31 108 ,4 L59 5, E,, 8000 5000 000
Transoc COM G90 28S S35 078 ,5H O41 109 8, L,, 33 E02 7788
688 Travelers COM 894 21S S85 20G ,3H O44 109 78 L,, 7, E50
0500 000 0 Triad COM 895 41S S75 79K ,2H O50 109 36 L,, 3,
E55 2000 000 0 UPS COM 911 11S S16 312 06H O07 106 ,8 L1, 2,
E,3 5630 1000 00 UnitedHe COM 913 11S S97 24P 26H O41 102 ,5
L,, 6, E52 6705 7500 0 Univision COM 914 13S S03 906 ,9H O9
102 6, L, 67 E7 700 00 WTS Was COM 938 06S S06 862 H O 109 L
E Wal-Mart COM 931 23S S11 142 02H O93 103 ,7 L42 0, E,,
5156 1000 000 Walgreen COM 931 26S S42 422 42H O02 109 ,9
L80 6, E,, 6358 3202 000 Wellpoint COM 949 11S S16 73H 17H
O18 108 ,8 L0, 3, E,0 6550 5000 00 Westing COM 960 13S S03
386 8H O8 100 L E Williams COM 969 25S S32 904 ,8H O62 101
6, L,, 60 E00 7000 000 Zimmer COM 989 14S S31 56P ,8H O17
102 6, L,, 31 E01 8000 000